Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SUMMARY COMPENSATION		COMPENSATION ACTUALLY		AVERAGE		VALUE OF INITIAL FIXED $100
	TABLE TOTAL FOR PEO (B)		PAID TO PEO (C)		SUMMARY	AVERAGE	INVESTMENT BASED ON:
					COMPENSATION	COMPENSATION		PEER GROUP	NET	ADJUSTED
					TABLE	ACTUALLY	TOTAL	TOTAL	INCOME	PRETAX
					TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	(IN	INCOME (IN
YEAR	PEO 1	PEO 2	PEO 1	PEO 2	NON-PEO NEOS	NON-PEO NEOS	RETURN	RETURN	THOUSANDS)	THOUSANDS)
(a)					(d)	(e)	(f)	(g)	(h)	(i)
2025	$5,472,539	$—	$11,621,084	$—	$1,351,593	$2,457,249	$237	$130	$119,301	$122,596
2024	5,505,066	4,835,199	(33,689)	2,437,520	1,443,875	770,494	178	122	170,700	147,941
2023	6,826,492	—	14,853,950	—	2,726,190	4,017,469	251	162	132,529	147,976
2022	6,709,493	—	6,928,966	—	2,480,012	2,465,395	150	195	166,979	175,491
2021	5,766,899	—	11,692,450	—	1,991,571	2,971,502	163	171	135,866	132,371

Column (b). Reflects compensation amounts reported in the Summary Compensation Table for our Principal Executive Officers for the respective years shown. “PEO 1” refers to our CEO during the applicable year, except that for 2024, “PEO 1” refers to Patrick E. Bowe, who served as CEO through September 30, 2024, and “PEO 2” refers to William E. Krueger, who served as CEO beginning October 1, 2024.

Columns (c) and (e). Compensation actually paid (“CAP”) to our PEOs and non-CEO NEOs in 2025 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to executive compensation, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above. Prior year proxy statements include the following reconciliation tables for all prior periods presented above.

	2025
		AVERAGE FOR
	PEO	NON-CEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,472,539	$1,351,593
Grant Date Fair Value of Stock Awards from SCT	(3,063,337)	(342,109)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	6,324,842	528,949
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	2,853,593	903,672
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	33,447	15,144
Compensation Actually Paid	$11,621,084	$2,457,249

Column (d). The Company’s non-CEO NEOs were as follows:

●	2025: Brian A. Valentine, Weston S. Heide, Mark D. Simmons, Sarah J. Zibbel, Patrick E. Bowe and Christine M. Castellano
●	2024: Mr. Valentine, Ms. Castellano, Joseph E. McNeely and Ms. Zibbel
●	2023, 2022 and 2021: Mr. Valentine, William E. Krueger, Ms. Castellano and Mr. McNeely

Column (f). The Company’s TSR was determined based on the value of an initial fixed investment of $100, as of December 31, 2020, including the reinvestment of any dividends.

Column (g). For the relevant fiscal year, represents the cumulative TSR of the Peer Group Index disclosed in Item 5 of the Company’s Annual Report on Form 10-K for the measurement periods ending December 31, 2025, 2024, 2023, 2022 and 2021, respectively. The Peer Group Index, weighted for market capitalization, consists of the following companies: Archer-Daniels-Midland Co., Alto Ingredients, Inc., Bunge Global SA, Darling Ingredients, Green Plains, Inc., The Mosaic Company, Nutrien Ltd., and Rex American Resources.

Column (h). “Net Income” is reported in the Consolidated Statements of Operations in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i). “Adjusted Pretax Income” is a non-GAAP measure that reflects “Income (loss) before income taxes” from the Company’s Consolidated Statements of Operations filed in Form 10-K, adjusted for certain items. For a reconciliation of this number to the nearest GAAP measure, see Appendix A.

Company Selected Measure Name	Adjusted Pretax Income
Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for our Principal Executive Officers for the respective years shown. “PEO 1” refers to our CEO during the applicable year, except that for 2024, “PEO 1” refers to Patrick E. Bowe, who served as CEO through September 30, 2024, and “PEO 2” refers to William E. Krueger, who served as CEO beginning October 1, 2024.The Company’s non-CEO NEOs were as follows:
●	2025: Brian A. Valentine, Weston S. Heide, Mark D. Simmons, Sarah J. Zibbel, Patrick E. Bowe and Christine M. Castellano
●	2024: Mr. Valentine, Ms. Castellano, Joseph E. McNeely and Ms. Zibbel
●	2023, 2022 and 2021: Mr. Valentine, William E. Krueger, Ms. Castellano and Mr. McNeely

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group Index disclosed in Item 5 of the Company’s Annual Report on Form 10-K for the measurement periods ending December 31, 2025, 2024, 2023, 2022 and 2021, respectively. The Peer Group Index, weighted for market capitalization, consists of the following companies: Archer-Daniels-Midland Co., Alto Ingredients, Inc., Bunge Global SA, Darling Ingredients, Green Plains, Inc., The Mosaic Company, Nutrien Ltd., and Rex American Resources.
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our PEOs and non-CEO NEOs in 2025 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to executive compensation, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above. Prior year proxy statements include the following reconciliation tables for all prior periods presented above.

	2025
		AVERAGE FOR
	PEO	NON-CEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,472,539	$1,351,593
Grant Date Fair Value of Stock Awards from SCT	(3,063,337)	(342,109)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	6,324,842	528,949
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	2,853,593	903,672
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	33,447	15,144
Compensation Actually Paid	$11,621,084	$2,457,249

Non-PEO NEO Average Total Compensation Amount	$ 1,351,593	$ 1,443,875	$ 2,726,190	$ 2,480,012	$ 1,991,571
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,457,249	770,494	4,017,469	2,465,395	2,971,502
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) to our PEOs and non-CEO NEOs in 2025 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to executive compensation, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above. Prior year proxy statements include the following reconciliation tables for all prior periods presented above.

	2025
		AVERAGE FOR
	PEO	NON-CEO NEOs
Summary Compensation Table (“SCT”) Total Compensation	$5,472,539	$1,351,593
Grant Date Fair Value of Stock Awards from SCT	(3,063,337)	(342,109)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	6,324,842	528,949
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	2,853,593	903,672
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	33,447	15,144
Compensation Actually Paid	$11,621,084	$2,457,249

Compensation Actually Paid vs. Total Shareholder Return	* TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2020, for determination of both peer group and Company TSR.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	* TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2020, for determination of both peer group and Company TSR.
Tabular List, Table

Tabular List of Performance Measures

The most important financial performance measures used to link compensation actually paid to NEOs for the most recent fiscal year to Company performance are:

2025 Most Important Measures (Unranked)
Adjusted Pretax Income
Adjusted EPS
Return on Invested Capital (ROIC)
Relative TSR
Net Income Attributable to the Company

Total Shareholder Return Amount	$ 237	178	251	150	163
Peer Group Total Shareholder Return Amount	130	122	162	195	171
Net Income (Loss)	$ 119,301,000	$ 170,700,000	$ 132,529,000	$ 166,979,000	$ 135,866,000
Company Selected Measure Amount	122,596,000	147,941,000	147,976,000	175,491,000	132,371,000
PEO Name	Patrick E. Bowe
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pretax Income
Non-GAAP Measure Description	“Adjusted Pretax Income” is a non-GAAP measure that reflects “Income (loss) before income taxes” from the Company’s Consolidated Statements of Operations filed in Form 10-K, adjusted for certain items. For a reconciliation of this number to the nearest GAAP measure, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Net Income Attributable to the Company
Patrick E. Bowe
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,472,539	$ 5,505,066	$ 6,826,492	$ 6,709,493	$ 5,766,899
PEO Actually Paid Compensation Amount	11,621,084	(33,689)	$ 14,853,950	$ 6,928,966	$ 11,692,450
William E. Krueger
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,835,199
PEO Actually Paid Compensation Amount		$ 2,437,520
PEO | Patrick E. Bowe | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,063,337)
PEO | Patrick E. Bowe | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,324,842
PEO | Patrick E. Bowe | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,853,593
PEO | Patrick E. Bowe | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,447
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	528,949
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,672
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,144